PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes
PROPERTY AND EQUIPMENT

PROPERTY AND EQUIPMENT

Property and equipment at September 30, 2020 and December 31, 2019 consisted of the following:

	September 30, 2020	December 31, 2019
	(Unaudited)
Furniture and fixtures	$20,000	$20,000
Equipment	80,000	80,000
	100,000	100,000
Less accumulated depreciation and amortization	(100,000)	(100,000)
	$-	$-

There were no depreciation and amortization expenses for the nine months ended September 30, 2020 and 2019 respectively.

PROPERTY AND EQUIPMENT

Property and equipment at December 31, 2019 and 2018 consist of the following:

	December 31,	December 31,
	2019	2018
Furniture & fixtures	$20,000	$20,000
Equipment	80,000	80,000
	100,000	100,000
Less accumulated depreciation and amortization	(100,000)	(100,000)
	$-	$-

There were no depreciation and amortization expenses for the years ended December 31, 2019 and 2018, respectively.